Debt (Details Narrative) - USD ($)				3 Months Ended			12 Months Ended
		Jun. 21, 2023	Jan. 06, 2021	Mar. 31, 2024		Mar. 31, 2023	Dec. 31, 2023		Dec. 31, 2022		Jan. 01, 2023	Oct. 24, 2022	Sep. 30, 2022	Mar. 31, 2022	Jan. 01, 2022	Aug. 13, 2021	Aug. 12, 2021
Debt Instrument [Line Items]
Line of credit							$ 7,841,000
Line of credit				$ 2,171,000			1,741,000
Payable in kind interest				125,000			254,000
Covenant, minimum liquidity required				3,000,000.0			3,000,000.0
Payments on revolving line of credit							13,500,000		5,640,000
Long term debt				$ 5,379,000			$ 5,291,000		11,444,000
Old Plank Trail Community Bank NA [Member] | Fed Funds Effective Rate Overnight Index Swap Rate [Member] | Second Amendment [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate			285
Old Plank Trail Community Bank NA [Member] | Fed Funds Effective Rate Overnight Index Swap Rate [Member] | Third Amendment [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate			375
Term Loan [Member]
Debt Instrument [Line Items]
Interest rate per annum				10.00%			10.00%
Debt maturity date	[1]			Jun. 21, 2026			Jun. 21, 2026	[2]
Long term debt				$ 3,054,000	[1]		$ 2,881,000	[1],[2]
Term Loan [Member] | Old Plank Trail Community Bank NA [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 6,000,000.0
Debt maturity date			Jan. 06, 2024
Floor interest rate			2.50%
Term Loan [Member] | Old Plank Trail Community Bank NA [Member] | London Interbank Offered Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate			250
Line of Credit [Member]
Debt Instrument [Line Items]
Debt maturity date				Jun. 21, 2025	[3]		Jun. 21, 2025	[3],[4]	Oct. 31, 2024	[5]
Long term debt				$ 2,171,000	[3]		$ 1,741,000	[3],[4]	$ 11,444,000	[5]
Line of Credit [Member] | Fed Funds Effective Rate Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate							250		375
Floor interest rate							5.50%		3.75%
Line of Credit [Member] | Old Plank Trail Community Bank NA [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 6,000,000.0
Debt maturity date			Jan. 06, 2024
Floor interest rate			2.50%
Line of Credit [Member] | Old Plank Trail Community Bank NA [Member] | London Interbank Offered Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate			250
Wintrust Receivables Credit Facility [Member]
Debt Instrument [Line Items]
Face amount advance (up to)		75.00%
Basis spread on variable interest rate		2.50%
Interest rate per annum				11.00%			11.00%
Initial term of agreement		2 years
Renewal term of agreement		60 days
Accounts receivable, net				$ 4,000,000.0			$ 10,500,000
Line of credit				3,000,000.0			7,800,000
Line of credit				2,200,000			1,700,000
Wintrust Receivables Credit Facility [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate		2.50%
Wintrust Receivables Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Eligible customer invoices purchased, maximum		$ 4,800,000
Alphia Term Loan Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate per annum		10.00%
Original principal amount		$ 5,000,000.0
Line of credit				5,000,000.0			5,000,000.0
Payable in kind interest				400,000			300,000
Debt discounts				2,200,000			2,200,000
Debt issuance costs				$ 200,000			200,000
Wintrust Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt issuance costs									$ 200,000
Maximum borrowing capacity												$ 13,500,000				$ 7,500,000	$ 6,000,000.0
Floor interest rate			3.75%
Maturity date, description			January 6, 2024 to October 31, 2024
Fixed charge coverage ratio			1.25 to 1.00
Liquidity required (no less than)						$ 12,000,000.0								$ 13,000,000.0
Covenant, minimum liquidity required													$ 8,500,000
Restricted cash											$ 6,000,000.0	$ 6,300,000			$ 6,900,000	$ 7,200,000
Payments on revolving line of credit		$ 13,500,000
Long term debt							$ 0		$ 11,400,000

[1]	Interest at a fixed rate of 10.00% per annum.
[2]	Interest at a fixed rate of 10.00% per annum.
[3]	Interest at a variable rate of the daily U.S. Federal Funds Rate plus 250 basis points with an interest rate floor of 5.50% per annum.
[4]	Interest at a variable rate of the daily U.S. Federal Funds Rate plus 250 basis points with an interest rate floor of 5.50% per annum.
[5]	Interest at a variable rate of the daily U.S. Federal Funds Rate plus 375 basis points with an interest rate floor of 3.75% per annum.